Future Principal Payment Requirements on Outstanding Debt (Detail) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Debt, Fiscal Year Maturity
2022	$ 2,914,434
2023	44,166,662
2024	293,039,610
2025	2,869,188
2026	341,916,098
2027 and thereafter	192,605,555
Total payments	877,511,547
Premium on secured debt, net	234,604
Debt issuance costs, net	(3,879,296)
Total debt, net	$ 873,866,855	$ 717,952,233